History And Reorganization of The Group - Summary of The Major Consolidated Structured Entities Other Than Consolidated Affiliated Entities Of The Group (Detail) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Trust A [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	¥ 3,452,000
Remaining unpaid principal of structured entities	3,452,000
Trust B [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	3,220,000
Remaining unpaid principal of structured entities	3,220,000
Trust C [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	3,040,000
Remaining unpaid principal of structured entities	3,040,000
Trust D [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	2,000,000
Remaining unpaid principal of structured entities	2,000,000
Trust E [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group
Remaining unpaid principal of structured entities	2,000,000
Trust F [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	1,960,000
Remaining unpaid principal of structured entities	1,960,000
Trust G [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	1,930,000
Remaining unpaid principal of structured entities	1,930,000
Trust H [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group
Remaining unpaid principal of structured entities	1,800,000
Trust I [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group
Remaining unpaid principal of structured entities	1,783,537
Trust J [Member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group
Remaining unpaid principal of structured entities	¥ 1,736,090